Debt - Summary of Short Term and Long Term Debt (Details) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Schedule of debt [line items]
Remaining contract period		1 year and for more than one year
Total debt:		$ 1,003,650	$ 1,321,455
Long-term debt		88,273	577,318
Total short term debt		915,377	744,137
Transportation and store equipment pledged as collateral [member]
Schedule of debt [line items]
Total debt:		1,003,650	871,739
Long-term debt		88,273	127,602
Total short term debt		$ 915,377	744,137
Banco Mercantil del Norte | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total debt:		$ 149	149
Banco Mercantil del Norte | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		13.20%
Banco Mercantil del Norte | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		14.99%
Daimler Chrysler Financial Services | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total debt:		$ 114,532	111,551
Daimler Chrysler Financial Services | Transportation equipment 1
Schedule of debt [line items]
Remaining contract period	[1]	3
Total debt:		$ 87,717	127,602
Daimler Chrysler Financial Services | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		12.20%
Daimler Chrysler Financial Services | Bottom of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		12.30%
Daimler Chrysler Financial Services | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		12.90%
Daimler Chrysler Financial Services | Top of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		12.90%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Transportation equipment
Schedule of debt [line items]
Effective rate		9.43%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Transportation equipment 1
Schedule of debt [line items]
Remaining contract period	[1]	1
Total debt:		$ 13	13
TOYOTA Financial Services | Transportation equipment
Schedule of debt [line items]
Effective rate		11.99%
TOYOTA Financial Services | Transportation equipment 1
Schedule of debt [line items]
Remaining contract period	[1]	1
Total debt:			70
Grupo Financiero HSBC | HSBC credit line
Schedule of debt [line items]
Effective rate		3.25%
Remaining contract period	[1]	1
Total debt:		$ 110,000
Baliequipment Sa D | Cooling equipment
Schedule of debt [line items]
Effective rate		12.98%
Remaining contract period	[1]	1
Total debt:			236
ALD Market Innovation | Cooling equipment
Schedule of debt [line items]
Effective rate		10.00%
Remaining contract period	[1]	1
Total debt:		$ 503
ALD Market Innovation | Cooling equipment 1
Schedule of debt [line items]
Effective rate		10.00%
Remaining contract period	[1]	2
Total debt:		$ 556
Grupo Financiero Santander | Transportation equipment
Schedule of debt [line items]
Effective rate		12.99%
Grupo Financiero Santander | Transportation equipment 1
Schedule of debt [line items]
Remaining contract period	[1]	1
Total debt:			123
Grupo Financiero Santander | Santander credit line
Schedule of debt [line items]
Effective rate		2.00%
Remaining contract period	[1]	1
Total debt:		$ 130,951	182,145
Supplier Finance Arrangement | HSBC
Schedule of debt [line items]
Total debt:		240,458	233,930
Supplier Finance Arrangement | Santander
Schedule of debt [line items]
Total debt:		$ 318,771	$ 215,920

[1]	Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.